Qualitative and quantitative information on financial risks - Summary of Groups Financial Liabilities into Relevant Maturity Groupings (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,403,911	€ 1,505,536
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,362	14,138
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	270,936	223,037
Liquidity risk
Disclosure of financial liabilities [line items]
Financial liabilities	1,403,911	1,505,536
Liquidity risk | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	720,313	545,422
Liquidity risk | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	260,037	411,653
Liquidity risk | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	103,348	205,368
Liquidity risk | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	365,179	380,936
Liquidity risk | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,362	14,138
Liquidity risk | Derivative financial instruments | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	2,362	14,138
Liquidity risk | Derivative financial instruments | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Derivative financial instruments | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Derivative financial instruments | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	270,936	223,037
Liquidity risk | Trade payables and customer advances | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	270,936	223,037
Liquidity risk | Trade payables and customer advances | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Trade payables and customer advances | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	471,055	628,938
Liquidity risk | Borrowings | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	290,470	161,550
Liquidity risk | Borrowings | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	139,257	283,736
Liquidity risk | Borrowings | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	36,536	135,541
Liquidity risk | Borrowings | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	16,650	56,414
Liquidity risk | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	443,507	438,052
Liquidity risk | Lease liabilities | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	119,287	112,713
Liquidity risk | Lease liabilities | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	97,148	98,101
Liquidity risk | Lease liabilities | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	66,812	69,827
Liquidity risk | Lease liabilities | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	193,368	186,951
Liquidity risk | Other current and non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	216,051	201,371
Liquidity risk | Other current and non-current financial liabilities | Year 1
Disclosure of financial liabilities [line items]
Financial liabilities	37,258	33,984
Liquidity risk | Other current and non-current financial liabilities | Year 2
Disclosure of financial liabilities [line items]
Financial liabilities	23,632	29,816
Liquidity risk | Other current and non-current financial liabilities | Year 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Liquidity risk | Other current and non-current financial liabilities | Beyond
Disclosure of financial liabilities [line items]
Financial liabilities	€ 155,161	€ 137,571